Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 03, 2016
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Feb. 03, 2016
Document Effective Date	Feb. 03, 2016
Prospectus Date	Feb. 03, 2016
DIREXION MONTHLY HIGH YIELD BULL 1.2X FUND | Investor Class
Prospectus:
Trading Symbol	DXHYX